Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following as of December 31:

	2017	2016
Information technology equipment	$31,892	$31,892
Less accumulated depreciation	(29,991)	(24,137)
Total property and equipment, net	$1,901	$7,755